INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - ACTIVITIES OF RESIDENTIAL MORTGAGE LOANS (Details 1) (Reverse Mortgage Loans, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Reverse Mortgage Loans
Balance, beginning
Purchases / additional fundings	35,138
Proceeds from repayments	(2,686)
Accretion of loan discount and other amortization	1,184
Balance, ending	$ 33,636